Report of Independent Registered Public Accounting Firm

To the Board of Directors and Unitholders of CPG Vintage Access Fund, LLC

In planning and performing our audit of the consolidated financial statements of CPG Vintage Access Fund, LLC and its subsidiaries (the “Fund”) as of and for the year ended March 31, 2025 (hereafter referred to as the “financial statements”), in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Fund’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Fund’s internal control over financial reporting.

The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted the following deficiency in the Fund’s internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of March 31, 2025.

A material weakness exists in the design and operating effectiveness of controls over the determination of the appropriate classification and presentation of cash and cash equivalents in the Fund’s financial statements. More specifically, the controls were not designed to determine (i) the appropriate identification, classification, and presentation of cash and cash equivalents in accordance with GAAP during the new account set up process and (ii) the appropriate and consistent reporting in the Fund’s financial statements. As a result, management did not identify that the Fund incorrectly classified a bank account as a short-term investment instead of cash, which resulted in the restatement of previously issued financial statements for the year ended March 31, 2024 as presented in the 2024 Certified Shareholder Report included in the N-CSR/A filed on June 24, 2025. Additionally, this material weakness, if not remediated, could result in further misstatements related to the classification and presentation of cash and cash equivalents that would result in a material misstatement to the financial statements that would not be prevented or detected.

Management has developed a plan to enhance the Fund’s controls and remediate the material weakness described above. Management’s plan enhances the controls to determine and document the appropriate GAAP classification of new bank accounts during the new account set up process and validate its application during the financial reporting process to verify appropriate and consistent presentation and disclosure in the financial statements. We have not performed any procedures to assess this proposed corrective action, including its sufficiency in addressing the material weakness described above.

This report is intended solely for the information and use of the Board of Directors of CPG Vintage Access Fund, LLC and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

June 24, 2025